Average Annual Total Returns	ALPS/Red Rocks Listed Private Equity Fund Class A 2/28/2015 - 2/28/2015	ALPS/Red Rocks Listed Private Equity Fund Class C 2/28/2015 - 2/28/2015	ALPS/Red Rocks Listed Private Equity Fund Class I 2/28/2015 - 2/28/2015	ALPS/Red Rocks Listed Private Equity Fund Class R 2/28/2015 - 2/28/2015	ALPS/Red Rocks Listed Private Equity Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	ALPS/Red Rocks Listed Private Equity Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	ALPS/Red Rocks Listed Private Equity Fund MSCI World Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/Red Rocks Listed Private Equity Fund Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015		ALPS/Red Rocks Listed Private Equity Fund S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/WMC Research Value Fund Class A 2/28/2015 - 2/28/2015	ALPS/WMC Research Value Fund Class C 2/28/2015 - 2/28/2015	ALPS/WMC Research Value Fund Class I 2/28/2015 - 2/28/2015	ALPS/WMC Research Value Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	ALPS/WMC Research Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	ALPS/WMC Research Value Fund Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/WMC Research Value Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	Clough China Fund Class A 2/28/2015 - 2/28/2015	Clough China Fund Class C 2/28/2015 - 2/28/2015	Clough China Fund Class I 2/28/2015 - 2/28/2015	Clough China Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	Clough China Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	Clough China Fund Morgan Stanley Capital International China Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund Class A 2/28/2015 - 2/28/2015	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund Class C 2/28/2015 - 2/28/2015	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund Class I 2/28/2015 - 2/28/2015	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund Thomson Reuters / CC CRB Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund Class A 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund Class C 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund Class I 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Global Allocation Fund Class A 2/28/2015 - 2/28/2015	RiverFront Global Allocation Fund Class C 2/28/2015 - 2/28/2015	RiverFront Global Allocation Fund Class I 2/28/2015 - 2/28/2015	RiverFront Global Allocation Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	RiverFront Global Allocation Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	RiverFront Global Allocation Fund MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Dynamic Equity Income Fund Class A 2/28/2015 - 2/28/2015	RiverFront Dynamic Equity Income Fund Class C 2/28/2015 - 2/28/2015	RiverFront Dynamic Equity Income Fund Class I 2/28/2015 - 2/28/2015	RiverFront Dynamic Equity Income Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	RiverFront Dynamic Equity Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	RiverFront Dynamic Equity Income Fund MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Moderate Growth & Income Fund Class A 2/28/2015 - 2/28/2015	RiverFront Moderate Growth & Income Fund Class C 2/28/2015 - 2/28/2015	RiverFront Moderate Growth & Income Fund Class I 2/28/2015 - 2/28/2015	RiverFront Moderate Growth & Income Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	RiverFront Moderate Growth & Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	RiverFront Moderate Growth & Income Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Moderate Growth & Income Fund 50% S&P 500® and 50% Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Conservative Income Builder Fund Class A 2/28/2015 - 2/28/2015	RiverFront Conservative Income Builder Fund Class C 2/28/2015 - 2/28/2015	RiverFront Conservative Income Builder Fund Class I 2/28/2015 - 2/28/2015	RiverFront Conservative Income Builder Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	RiverFront Conservative Income Builder Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	RiverFront Conservative Income Builder Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Conservative Income Builder Fund 30% S&P 500® and 70% Barclays U.S. Aggregate (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/Kotak India Growth Fund Class A 2/28/2015 - 2/28/2015	ALPS/Kotak India Growth Fund Class C 2/28/2015 - 2/28/2015	ALPS/Kotak India Growth Fund Class I 2/28/2015 - 2/28/2015	ALPS/Kotak India Growth Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	ALPS/Kotak India Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	ALPS/Kotak India Growth Fund MSCI India Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/Kotak India Growth Fund CNX 500 Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS/Alerian MLP Infrastructure Index Fund Class A 2/28/2015 - 2/28/2015	ALPS/Alerian MLP Infrastructure Index Fund Class C 2/28/2015 - 2/28/2015	ALPS/Alerian MLP Infrastructure Index Fund Class I 2/28/2015 - 2/28/2015	ALPS/Alerian MLP Infrastructure Index Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	ALPS/Alerian MLP Infrastructure Index Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	ALPS/Alerian MLP Infrastructure Index Fund Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	ALPS Real Asset Income Fund Class A 2/28/2015 - 2/28/2015	ALPS Real Asset Income Fund Class C 2/28/2015 - 2/28/2015	ALPS Real Asset Income Fund Class I 2/28/2015 - 2/28/2015	ALPS Real Asset Income Fund - Return After Taxes on Distributions Class A 2/28/2015 - 2/28/2015	ALPS Real Asset Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class A 2/28/2015 - 2/28/2015	ALPS Real Asset Income Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund Class L 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund Investor Class 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund - Return After Taxes on Distributions Class L 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Class L 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015	RiverFront Global Growth Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/28/2015 - 2/28/2015
[AverageAnnualReturnAbstract]
1 Year	(5.14%)	(1.04%)	0.91%	0.62%	(6.42%)	(2.75%)	5.50%	(2.19%)	[1]	(0.14%)	5.27%	9.47%	11.66%	1.97%	4.20%	13.45%	13.69%	(2.00%)	1.92%	3.98%	(2.89%)	(0.30%)	7.96%	(21.57%)	(18.34%)	(16.68%)	(21.57%)	(12.21%)	(17.90%)	(17.01%)	(4.24%)	(0.37%)	1.64%	(7.32%)	(0.92%)	4.16%	13.69%	(3.88%)	(0.04%)	1.87%	(6.32%)	(1.13%)	4.16%	(2.73%)	1.15%	3.14%	(4.54%)	(1.06%)	4.16%	(1.74%)	2.25%	4.27%	(4.08%)	(0.33%)	13.69%	9.85%	(3.59%)	0.24%	2.28%	(5.12%)	(1.80%)	5.97%	8.30%	39.54%	45.39%	48.22%	37.66%	23.02%	23.87%	36.78%	(1.32%)	2.98%	4.68%	(1.66%)	(0.46%)	7.61%	(5.32%)	(1.47%)	0.50%	(6.84%)	(2.67%)	13.69%	1.65%	1.35%	(1.69%)	2.50%	4.16%	13.69%
5 Years	12.34%	12.71%	13.95%	13.47%	10.09%	8.77%	10.81%	13.22%	[1]	13.94%	13.03%	13.46%	14.62%	12.09%	10.23%	15.42%	15.45%	4.79%	5.16%	6.30%	4.55%	3.75%	3.23%								7.73%	6.92%	7.99%	5.84%	5.70%	9.17%	15.45%																																														7.98%	7.70%	6.03%	5.87%	9.17%	15.45%
10 Years											6.33%	6.14%	7.14%	5.61%	4.99%	7.30%	7.67%
Since Inception	(0.97%)	(0.95%)	0.14%	(0.40%)	(2.92%)	(1.62%)	3.86%	0.52%	[1]	1.54%								12.75%	12.63%	13.94%	11.66%	10.25%	12.31%	(2.05%)	(1.39%)	(0.52%)	(3.04%)	(1.69%)	(2.31%)	(3.73%)	11.34%	10.51%	11.62%	9.72%	8.82%	9.96%	17.30%	6.46%	7.04%	8.07%	5.40%	4.77%	10.36%	7.29%	7.83%	8.92%	6.22%	5.39%	10.36%	5.87%	6.44%	7.50%	4.55%	4.17%	17.13%	10.42%	2.90%	4.64%	5.66%	1.53%	1.67%	1.77%	7.10%	6.04%	6.86%	7.98%	5.66%	4.59%	2.16%	4.52%	7.55%	10.19%	10.87%	7.08%	5.79%	18.04%	(3.00%)	1.54%	2.58%	(4.44%)	(2.72%)	15.14%	11.61%	11.31%	9.93%	9.02%	13.51%	17.30%
Inception Date	Dec. 31, 2007	Dec. 31, 2007	Dec. 31, 2007	Dec. 31, 2007	Dec. 31, 2007	Dec. 31, 2007	Dec. 31, 2007	Dec. 31, 2007	[1]	Dec. 31, 2007								Dec. 30, 2005	Dec. 30, 2005	Dec. 30, 2005	Dec. 30, 2005	Dec. 30, 2005	Dec. 30, 2005	Jun. 29, 2010	Jun. 29, 2010	Jun. 29, 2010	Jun. 29, 2010	Jun. 29, 2010	Jun. 29, 2010	Jun. 29, 2010	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Aug. 02, 2010	Sep. 04, 2012	Sep. 04, 2012	Sep. 04, 2012	Sep. 04, 2012	Sep. 04, 2012	Sep. 04, 2012	Sep. 04, 2012	Feb. 14, 2011	Feb. 14, 2011	Feb. 14, 2011	Feb. 14, 2011	Feb. 14, 2011	Feb. 14, 2011	Feb. 14, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Nov. 29, 2013	Nov. 29, 2013	Nov. 29, 2013	Nov. 29, 2013	Nov. 29, 2013	Nov. 29, 2013	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008	Oct. 28, 2008

[1]	The Red Rocks Global Listed Private Equity Index has replaced the S&P Listed Private Equity Index as the Fund's secondary index. The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. The Red Rocks Global Listed Private Equity Index is managed by the Fund's Sub-Adviser. The Adviser and Sub-Adviser recommended the index change to the Board because the new index more closely aligns to the Fund's investment strategies and investment restrictions. Information on both indices will be shown for at least a one-year transition period.